other comprehensive income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	$ (42)	$ 167	$ (23)	$ 78
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	(28)	9	(47)	123
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	(12)	(4)	(12)	21
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	(16)	13	(35)	102
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(58)	180	(58)	180
Accumulated foreign currency translation balance beginning	97	(42)	66	25
Cumulative foreign currency translation adjustment, before tax	(66)	(21)	(35)	(88)
Cumulative foreign currency translation adjustment, net	(66)	(21)	(35)	(88)
Accumulated foreign currency translation balance ending	31	(63)	31	(63)
Accumulated other comprehensive income balance beginning	139	213	133	186
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, before tax	(97)	(17)	(92)	36
Income tax relating to accumulated other comprehensive income	(13)	(5)	(14)	21
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, net	(84)	(12)	(78)	15
Accumulated other comprehensive income balance ending	55	201	55	201
Item never reclassified to income
Accumulated investment in financial assets balance beginning	84	88	90	83
Change in measurement of investment financial assets, Amount arising, before tax	(3)	(5)	(10)	1
Change in measurement of investment financial assets, Income taxes	(1)	(1)	(2)
Change in measurement of investment financial assets	(2)	(4)	(8)	1
Accumulated investment in financial assets balance ending	82	84	82	84
Employee defined benefit plans re-measurements, before tax	5	186	(1)	400
Income tax relating to employee defined benefit plan re-measurements	2	48	(1)	103
Employee defined benefit plans re-measurements, net	3	138	(1)	297
Other comp. income, before tax	(92)	169	(93)	436
Aggregated income tax relating to components of other comprehensive income	(11)	43	(14)	124
Total	(81)	126	(79)	312
Attributable to:
Accumulated other comprehensive income	55	201	55	201
Currency risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	(166)	182	(181)	188
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising	(31)	26	(32)	30
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	137	174	134	67
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges (gains) losses transferred to net income	19	(30)	20	(9)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	(38)	169	(20)	81
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	(29)	8	(47)	121
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	(12)	(4)	(12)	21
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	(17)	12	(35)	100
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(55)	181	(55)	181
Other market risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	1	1		1
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax				1
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	(4)	(2)	(3)	(3)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	1	1		2
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	1	1		2
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(3)	(1)	(3)	(1)
Common equity
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	49	201	49	201
Item never reclassified to income
Total			(62)	329
Attributable to:
Accumulated other comprehensive income	49	$ 201	49	201
Non-controlling interests
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	6		6
Item never reclassified to income
Total			(17)	$ (17)
Attributable to:
Accumulated other comprehensive income	$ 6		$ 6